Basis of Presentation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Accumulated deficit	$ 33,559,097	$ 30,790,017
Net loss	$ 2,769,080	$ 6,014,330	$ 4,271,294